Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Text Block]
NOTE 9: ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable consist of the following:

	December 31, 2012	December 31, 2011
Trade payable	$33,803	$21,356
Rent payable	564	1,602
Professional fees payable	380	253

Total accounts payable	$34,747	$23,211

Accrued expenses consist on the following:

	December 31, 2012	December 31, 2011
Accrued salaries	$6,857	$6,445
Taxes payable	5,861	4,347
Accrued fees	112	328
Accrued interest	—	153
Accrued bond coupon	3,855	3,855
Other	326	589

Total accrued expenses	$17,011	$15,717